LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS DEBT FUND

March 1, 2000

Dear Shareholder:

We are pleased to report that the J.P. Morgan Emerging Markets Debt Fund delivered a total return of 16.26% for the six months ended January 31, 2000, exceeding both its benchmark, the Emerging Markets Bond Index Global, and the Lipper Emerging Markets Debt Funds Average.

The fund's net asset value on January 31 was $8.01 per share, compared with $7.29 per share on July 31, 1999, after paying monthly income dividends totaling nearly $0.44 over the period.

Included in this report is an interview with Michael Cembalest, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-521-5411.

Sincerely yours,


/s/ Ramon de Oliveira                       /s/ Keith M. Schappert

Ramon de Oliveira                           Keith M. Schappert
Chairman of Asset Management Services       President of Asset Management
Services J.P. Morgan & Co. Incorporated     J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.............1  FUND FACTS AND HIGHLIGHTS...........5
FUND PERFORMANCE.......................2  FINANCIAL STATEMENTS................8
PORTFOLIO MANAGER Q&A..................3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                                          TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                                     -----------------       -----------------------------
                                                                     THREE    SIX            ONE      SINCE
AS OF JANUARY 31, 2000                                               MONTHS   MONTHS         YEAR     INCEPTION*
--------------------------------------------------------------------------------------       -----------------------------
J.P. Morgan Emerging Markets Debt Fund                                8.33%   16.26%         30.54%   2.98%
Emerging Markets Bond Index Plus**                                    6.25%   14.04%         28.25%   5.29%
Emerging Markets Bond Index Global***                                 5.78%   13.04%         25.13%   5.61%
Lipper Emerging Markets Debt Funds Average                            6.91%   13.28%         26.63%   1.64%

                                                                     THREE    SIX            ONE      SINCE
AS OF DECEMBER 31, 1999                                              MONTHS   MONTHS         YEAR     INCEPTION*
--------------------------------------------------------------------------------------       -----------------------------
J.P. Morgan Emerging Markets Debt Fund                               14.16%   14.43%         25.97%   3.46%
Emerging Markets Bond Index Plus**                                   12.58%   13.93%         25.99%   6.25%
Emerging Markets Bond Index Global***                                11.24%   12.90%         24.19%   6.41%
Lipper Emerging Markets Debt Funds Average                           12.34%   13.32%         24.51%   2.11%


*THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997, AND HAS PROVIDED A TOTAL RETURN OF 3.67% FROM THAT DATE THROUGH JANUARY 31, 2000. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE EMERGING MARKETS BOND INDEX PLUS DOES NOT INCLUDE FEES OR OPERATING EXPENSES, AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

*** THE EMERGING MARKETS BOND INDEX GLOBAL IS A BROAD-BASED, UNMANAGED INDEX WHICH TRACKS TOTAL RETURN FOR U.S. DOLLAR-DENOMINATED EMERGING MARKETS DEBT, INCLUDING BRADY BONDS, EUROBONDS, AND LOANS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MICHAEL CEMBALEST, managing director, who manages the Emerging Markets Debt Group. Michael has been with J.P. Morgan since
1988, and joined J.P. Morgan Investment Management in 1998. He began his career in J.P. Morgan's corporate finance group in 1988, transferred to Emerging Markets Research in 1993, and served as head strategist for Emerging Markets Debt. Michael was responsible for asset allocation recommendations to the firm's clients and the firm's analytical framework for sovereign bonds. He graduated with a B.A. from Tufts University in 1984 and an M.A. from Columbia in 1986. This interview was conducted on February 16, 2000 and reflects his views on that date.

EMERGING MARKET DEBT ONCE AGAIN OUTPERFORMED ALL OTHER SECTORS OF FIXED INCOME INVESTMENTS IN THE SIX MONTHS ENDED JANUARY 31, 2000. WHY?

MC: The economic outlook for most emerging markets improved significantly in the second half of 1999, further bolstering investor confidence. The decline in global commodity prices has been reversed by the dramatic improvements in economic activity in Asia in 1999, and in addition, oil has also benefited from the OPEC-led output cuts. More important, however, has been the decisive government action in most emerging markets to enact complementary fiscal and monetary policy that should allow for their new floating exchange rates to work as intended.

WHERE HAS REFORM BEEN MOST EFFECTIVE?

MC: Brazil is a good example. Its government has exceeded its IMF targets, turning around its fiscal deficit and reducing its outstanding debt as a percentage of GDP. This has fostered positive economic growth, stabilized the currency, and curtailed Brazil's trade and current account deficits. Analysts are already drawing parallels to Mexico's success after the 1994 peso devaluation, and that country's subsequent ability to weather the 1997-98 crises. Hope is increasing that Brazil, like Mexico, will be able to implement the policy mix that will ensure continued economic growth and stability.

The role of the international community should not be discounted. The IMF helped Brazil take appropriate steps to stabilize its economy after the devaluation and has monitored its progress to date. Coordinated lending from the international financial institutions and member governments, coupled with the tough performance targets they imposed, allowed worthy governments to be able to meet immediate financing needs when capital markets were closed to them. This framework also provided the private sector with concrete criteria so it could gauge performance and begin lending again. While not entirely recovered, the markets are again open for new bond issuance and the need for multilateral assistance has declined significantly. The crisis is clearly over.

HOW DID YOU MANAGE THE FUND DURING THIS PERIOD?

MC: As the economic outlook in the emerging markets continued to improve, we took more decisively overweighted positions in a number of the large commodity exporters. As it became clearer that Brazil was enacting the necessary reforms, was outperforming its targets with the IMF, and beginning to attract significant inflows of foreign direct investment, we increased and maintained an overweight position in the government's external obligations. We also held an overweight position in Venezuela until it became clear to us that rising oil prices were no longer helping. We also increased our holdings of Russian debt as the government's ability to service its bonds improved and the likelihood grew that defaulted Soviet-era debt would be restructured.

THE MARKET SEEMED TO SHRUG OFF ECUADOR'S DEFAULT, WHICH WAS THE FIRST-EVER ON BRADY BONDS. WHY?

MC: Ecuador is a small country. Its bonds constitute a very small portion of our benchmark index. Signs that the economy was close to collapse abounded: its debt to GDP ratio exceeded 100%, the prior year's El Nino had been devastating, and oil prices had collapsed earlier. The question was not whether the government could service its debts, but whether the IMF or some other institution would bail the country out. To its credit, the IMF never did bail out Ecuador. That was positive because it demonstrated that the IMF is interested in holding governments to reasonably high standards. It gives us confidence that when IMF targets are met, governments are performing well.

WHAT IS YOUR OUTLOOK?

MC: Given the continued signals of rebounding global growth, we believe that core positions in some of the commodity exporting countries, particularly Brazil, will continue to outperform the market. The Latin region will also benefit from the likely credit rating upgrade of Mexico to investment grade at some point in the coming few months. This will encourage new interest in buying Mexican securities and eventually lead to lower yields throughout the region. Eastern European credits should also fare well, with stronger EU growth plus the political support and financial inflows that the slow EU accession process will provide. Improving prospects in both regions have already attracted a significant source of financing from foreign direct investment, which will reduce borrowing needs generally. A successful restructuring of Russia's Soviet-era debt and the arrival of a new, more stable, and possibly reformist government is expected to bolster Russia's prospects as well as those of the region. The greatest concerns are that U.S. (and global) equity weakness could damage prospects for global growth or that a significant tightening by the Federal Reserve could have the same effect (or at least divert needed and scarce capital from the emerging markets). A correction in the U.S. current account deficit would be detrimental to emerging economies.

Although asset prices have continued to recover from their very depressed levels at the worst of the Russian financial crisis in August 1998, they have yet to reach the high levels of mid-1997 before the Asian crisis. With the index yield still over 13%, and fundamentals improving on a general basis -- with few shocks foreseen -- the asset class remains poised for another year of positive returns.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the fund is subject to foreign political and currency risks, in addition to market risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/17/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 1/31/00
$18,435,549

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 1/31/00
$18,686,737

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/00

EXPENSE RATIO
The fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF JANUARY 31, 2000

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

BRAZIL 28.1%
ARGENTINA 24.9%
MEXICO 14.2%
RUSSIA 12.4%
VENEZUELA 4.4%
PERU 3.3%
PANAMA 2.3%
BULGARIA 1.6%
PAKISTAN 1.4%
MAURITIUS 1.3%
OTHER 3.6%
U.S. DOLLAR 2.5%


30-DAY SEC YIELD
10.41%*

DURATION
3.4 YEARS

* YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice.The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the fund's prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $18,660,133
Receivable for Expense Reimbursements                   22,950
Deferred Organization Expenses                           7,421
Prepaid Trustees' Fees                                     302
Receivable for Shares of Beneficial Interest Sold           33
Prepaid Expenses and Other Assets                           87
                                                   -----------
    Total Assets                                    18,690,926
                                                   -----------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                             201,782
Dividends Payable to Shareholders                       16,027
Shareholder Servicing Fee                                4,557
Organization Expenses Payable                            2,787
Administrative Services Fee Payable                        456
Administration Fee Payable                                  21
Fund Services Fee Payable                                    8
Accrued Expenses                                        29,739
                                                   -----------
    Total Liabilities                                  255,377
                                                   -----------
NET ASSETS
Applicable to 2,302,614 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $18,435,549
                                                   ===========
Net Asset Value, Offering and Redemption Price
  Per Share                                              $8.01
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $20,648,049
Accumulated Net Investment Income                      308,171
Accumulated Net Realized Loss on Investment         (3,766,503)
Net Unrealized Appreciation of Investment            1,245,832
                                                   -----------
    Net Assets                                     $18,435,549
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $1,750,827
Allocated Portfolio Expenses (Net of
  Reimbursement of $1,627)                                     (170,302)
                                                             ----------
    Net Investment Income Allocated from
      Portfolio                                               1,580,525
FUND EXPENSES
Shareholder Servicing Fee                          $ 35,222
Interest Expense                                     12,141
Transfer Agent Fees                                  11,458
Printing Expenses                                     6,360
Professional Fees                                     5,744
Administrative Services Fee                           3,542
Amortization of Organization Expenses                 1,695
Fund Services Fee                                       247
Administration Fee                                      190
Trustees' Fees and Expenses                              96
Miscellaneous                                         6,615
                                                   --------
    Total Fund Expenses                              83,310
Less: Reimbursement of Expenses                     (65,408)
                                                   --------
NET FUND EXPENSES                                                17,902
                                                             ----------
NET INVESTMENT INCOME                                         1,562,623
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   1,745,301
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         1,230,959
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $4,538,883
                                                             ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE PERIOD
                                                   JANUARY 31, 2000       ENDED
                                                     (UNAUDITED)     JULY 31, 1999(A)
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,562,623   $     1,273,633
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                         1,745,301          (643,966)
Net Change in Unrealized Appreciation of
  Investment
  Allocated from Portfolio                               1,230,959            17,712
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         4,538,883           647,379
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (1,562,623)       (1,273,633)
In Excess of Net Investment Income                         (25,569)             (275)
                                                   ---------------   ---------------
                                                        (1,588,192)       (1,273,908)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         8,429,592        16,750,849
Reinvestment of Dividends and Distributions              1,469,014         1,227,642
Cost of Shares of Beneficial Interest Redeemed         (20,630,071)      (10,448,230)
                                                   ---------------   ---------------
    Net Increase (Decrease) from Shareholder
      Transactions                                     (10,731,465)        7,530,261
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             (7,780,774)        6,903,732
NET ASSETS
Beginning of Period                                     26,216,323        19,312,591
                                                   ---------------   ---------------
End of Period (including undistributed net
  investment income of $308,170 and $333,740,
  respectively)                                    $    18,435,549   $    26,216,323
                                                   ===============   ===============

------------------------
(a) Fiscal year changed to July 31. Prior to this the fiscal year end was December 31. The numbers reflected are for the period January 1, 1999 through July 31, 1999.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                  FOR THE PERIOD
                                 FOR THE                                                          APRIL 17, 1997
                             SIX MONTHS ENDED                                   FOR THE          (COMMENCEMENT OF
                             JANUARY 31, 2000        FOR THE PERIOD        FISCAL YEAR ENDED    OPERATIONS) THROUGH
                               (UNAUDITED)       ENDED JULY 31, 1999(A)    DECEMBER 31, 1998     DECEMBER 31, 1997
                             ----------------    ----------------------    -----------------    -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $  7.29                $  7.30                 $  9.76                $ 10.00
                                 -------                -------                 -------                -------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income               0.48                   0.49                    1.15                   0.58
Net Realized and
  Unrealized Gain (Loss)
  on Investments                    0.68                   0.02                   (2.64)                 (0.05)
                                 -------                -------                 -------                -------
Total from investment
  operations                        1.16                   0.51                   (1.49)                  0.53
                                 -------                -------                 -------                -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net Investment Income              (0.43)                 (0.52)                  (0.81)                 (0.58)
In Excess of Net
  Investment Income                (0.01)                    --                   (0.16)                 (0.02)
Net Realized Gain                     --                     --                      --                  (0.17)
                                 -------                -------                 -------                -------
Total distributions to
  Shareholders                     (0.44)                 (0.52)                  (0.97)                 (0.77)
                                 -------                -------                 -------                -------
NET ASSET VALUE, END OF
  PERIOD                         $  8.01                $  7.29                 $  7.30                $  9.76
                                 =======                =======                 =======                =======
RATIOS AND SUPPLEMENTAL
  DATA
Total return                       16.26%                  7.27%(b)              (15.93)%                 5.47%(b)
Net Assets, End of period
  (in thousands)                 $18,436                $26,216                 $19,313                $11,978
Ratios to Average Net
  Assets
  Net Expenses                      1.25%                  1.25%(c)                1.25%                  1.25%(c)
  Net Investment Income            11.09%                 12.28%(c)               10.05%                  9.71%(c)
  Expense without
    Reimbursement and
    Including Interest
    Expense                         1.81%                  2.51%(c)                2.09%                  2.40%(c)
  Interest Expense                  0.09%                  0.02%(c)                  --                     --

------------------------
(a) Fiscal year changed to July 31. Prior to this the fiscal year end was December 31. The numbers reflected are for the period January 1, 1999 through July 31, 1999.

(b) Not annualized

(c) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Debt Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 17, 1997.

The fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "portfolio"), an open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 100% at June 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $190.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04 % of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended January 31, 2000, the fee for these services amounted to $3,542.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.25% of the average daily net assets of the fund until further notification. For the six months ended January 31, 2000, Morgan has agreed to reimburse the fund $65,408 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended January 31, 2000, the fee for these services amounted to $35,222.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $247 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the fund Services Fee shown in the financial statements was $20.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE PERIOD
                                                   JANUARY 31, 2000      ENDED
                                                     (UNAUDITED)     JULY 31, 1999
                                                   ----------------  --------------
Shares sold......................................        1,109,235       2,249,726
Reinvestment of dividends and distributions......          192,263         168,286
Shares redeemed..................................       (2,594,871)     (1,466,759)
                                                   ---------------   -------------
Net Increase (Decrease)..........................       (1,293,373)        951,253
                                                   ===============   =============

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the new agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (.065%

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
prior to May 26, 1999) on the unused portion of the committed amount. This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement at January 31, 2000. The average daily balance outstanding for the six months ended January 31, 2000 was $385,870 at a weighted average interest rate of 6.16%.

The Emerging Markets Debt Portfolio

Semi-Annual Report January 31, 2000
(unaudited)

(The following pages should be read in conjunction with the J.P. Morgan Emerging Markets Debt Fund
Semi-Annual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
FOREIGN CORPORATE OBLIGATIONS (29.0%)
ARGENTINA (8.2%)
$  750,000    Banco Hipotecario SA, (144A), 10.000% due
                04/17/03.......................................     B1/BB-     $   691,650
   500,000    CIA Radiocomunic Moviles (144A), 9.250% due
                05/08/08(s)....................................    B1/BBB-         442,500
   500,000    CSN Iron SA, 9.125% due 06/01/07.................     B2/BB-         402,500
                                                                               -----------
                                                                                 1,536,650
                                                                               -----------

BRAZIL (10.3%)
   850,000    Banco Nacional De Desenvolvi, 12.193% due
                06/16/08(s)....................................     B2/B+          760,750
   500,000    Globo Communicacoes Participacoes, 10.625% due
                12/05/08.......................................     B2/B+          401,250
 1,000,000    Trikem SA, (144A), 10.625% due 07/24/07..........     B+/BB-         752,500
                                                                               -----------
                                                                                 1,914,500
                                                                               -----------

MAURITIUS (1.3%)
   340,000    Indah Kiat, 10.000% due 07/01/07.................   Caa1/CCC+        234,600
                                                                               -----------

MEXICO (9.2%)
   500,000    Bancomext Trust Division, (144A), 11.250% due
                05/30/06.......................................    Ba1/BB/         520,000
   490,000    Grupo Televisa SA, 0.000% due 05/15/08(v)(s).....     Ba2/BB         450,800
   850,000    Petroleos Mexicanos, 9.250% due 03/30/18.........     Ba1/BB         756,500
                                                                               -----------
                                                                                 1,727,300
                                                                               -----------
                  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                    $5,469,139)................................                  5,413,050
                                                                               -----------

SOVEREIGN BONDS (66.6%)
ARGENTINA (16.1%)
   200,000    Republic of Argentina Global Bonds, Series XW,
                11.000% due 12/04/05...........................     B1/BB          190,500
   730,400    Republic of Argentina, Series FRB, 6.813% due
                03/31/05(v)....................................     B1/BB          656,995
 1,131,174    Republic of Argentina - Bocon, Series PRO1,
                3.114% due 04/01/07(v).........................    B1/BBB-         796,447
   183,413    Republic of Argentina Bocon, Series Pre-4, 6.500%
                due 09/01/02(v)................................     B1/NR          173,615
   350,000    Republic of Argentina Bonds Del Tesoro, Series
                BT06, 11.250% due 05/24/04.....................     NR/NR          335,300
   205,000    Republic of Argentina Discount Bonds, Series
                L-GL, 6.875% due 03/31/23(v)...................     B1/BB          158,619
   240,000    Republic of Argentina Global Bonds, 9.750% due
                09/19/27.......................................     B1/BB          205,800
   100,000    Republic of Argentina Global Bonds, 11.750% due
                04/07/09.......................................     B1/BB           97,000
   250,000    Republic of Argentina Global Bonds, Series BGL5,
                11.375% due 01/30/17(s)........................     B1/BB          238,250
   250,000    Republic of Argentina Par Bonds, Series L-GP,
                6.000% due 03/31/23(v).........................     B1/BB          160,312
                                                                               -----------
                                                                                 3,012,838
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
BRAZIL (17.2%)
$  450,000    Republic of Brazil Discount Bonds, Series 30 Year
                ZL, 6.938% due 04/15/24(v).....................     B2/B+      $   331,875
 1,043,361    Republic of Brazil C Bonds, Series 20 Year,
                8.000% due 04/15/14(s).........................     B2/B+          727,744
   685,000    Republic of Brazil DCB, Series 18 Year, 7.000%
                due 04/15/12(v)(s).............................     B2/B+          479,500
   130,000    Republic of Brazil DCB, Series RG, 7.000% due
                04/15/12(v)....................................     B2/B+           91,000
   550,000    Republic of Brazil Discount Bonds, Series 30
                Year-ZU, 6.938%(v).............................     B2/B+          338,250
   270,000    Republic of Brazil Global Bonds, 10.125% due
                05/15/27.......................................     B2/B+          210,600
   200,000    Republic of Brazil Global Bonds, 12.750% due
                01/15/20.......................................     B2/B+          190,000
   150,000    Republic of Brazil Global Bonds, 14.500% due
                10/15/09(s)....................................     B2/B+          156,750
     9,000    Republic of Brazil Global Bonds, 14.500% due
                10/15/09.......................................     B2/B+            9,405
   295,000    Republic of Brazil NMB, Series 15 Year, 7.000%
                due 04/15/09(v)................................     B2/B+          230,469
   531,100    Republic of Brazil, Series EI-L, 6.938% due
                04/15/06(v)(s).................................     B2/B+          454,090
                                                                               -----------
                                                                                 3,219,683
                                                                               -----------

BULGARIA (1.6%)
   140,000    Republic of Bulgaria Discount Bonds, Series A,
                7.063% due 07/28/24(v).........................     B2/NR          110,250
    90,000    Republic of Bulgaria Global FLIRB, Series A,
                2.750% due 07/28/12(v).........................     B2/NR           64,125
   150,000    Republic of Bulgaria IAB, PDI, 7.063% due
                07/28/11(v)(s).................................     B2/NR          118,125
                                                                               -----------
                                                                                   292,500
                                                                               -----------

COLOMBIA (0.9%)
    70,000    Republic of Colombia, 7.625% due 02/15/07........    Ba2/BB+          55,825
   130,000    Republic of Columbia, 9.750% due 04/23/09........    Ba2/BB+         114,400
                                                                               -----------
                                                                                   170,225
                                                                               -----------

CROATIA (0.2%)
    38,182    Republic of Croatia, Series A, 7.063% due
                07/31/10(v)....................................   Baa3/BBB-         35,127
                                                                               -----------

ECUADOR (0.9%)
   480,000    Republic of Ecuador Par Bonds, 4.000% due
                02/28/25(v)....................................    Caa2/NR         161,400
                                                                               -----------

MEXICO (4.6%)
   200,000    United Mexican States Discount Bonds, Series D,
                6.903% due 12/31/19(v).........................     Ba1/BB         185,750
   255,000    United Mexican States Global Bonds, 11.500% due
                05/15/26.......................................     Ba1/BB         288,150
   500,000    United Mexican States Par Bonds, Series W-A,
                6.250% due 12/31/19............................     Ba1/BB         389,375
                                                                               -----------
                                                                                   863,275
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
MOROCCO (0.3%)
$   68,053    Kingdom of Morocco Restructuring & Consolidation
                Agreement, Series A, 6.844% due 01/01/09(v)....     Ba1/NR     $    61,247
                                                                               -----------

NIGERIA (0.8%)
   250,000    Central Bank of Nigeria, Series WW, 6.250% due
                11/15/20(v)....................................     NR/NR          144,062
                                                                               -----------

PAKISTAN (1.4%)
   378,000    Republic of Pakistan (144A) , 10.000% due
                12/13/05.......................................    Caa1/B-         257,040
                                                                               -----------

PANAMA (2.2%)
   175,000    Republic of Panama Global Bonds, 8.875% due
                09/30/27(s)....................................    Ba1/BB+         143,500
   240,000    Republic of Panama IRB, Series 18 Year, 4.250%
                due 07/17/14(v)................................    Ba1/BB+         184,500
   109,345    Republic of Panama PDI, Series 20 Year, 7.063%
                due 07/17/16(v)................................    Ba1/BB+          86,383
                                                                               -----------
                                                                                   414,383
                                                                               -----------

PERU (3.2%)
   400,000    Republic of Peru Discount Bonds, Series 30 Year,
                6.813% due 03/08/27(v)(s)......................     Ba3/BB         280,000
   295,000    Republic of Peru FLIRB, Series 20 Year, 3.750%
                due 03/07/17(v)................................     Ba3/BB         177,000
   215,000    Republic of Peru PDI, Series 20 Year, 4.500% due
                03/07/17.......................................     Ba3/BB         141,900
                                                                               -----------
                                                                                   598,900
                                                                               -----------

RUSSIA (12.1%)
    40,042    Russia IAN, Vnesheconombank, Series US, 6.906%
                due 12/15/15(v)................................     Ca/NR            7,333
 5,848,000    Russia Principal Loan, Vnesheconombank, Series 24
                Year, 6.906% due 12/15/20(v) TRIANGLE .........     NR/NR          913,750
   350,000    Russian Federation, 8.750% due 07/24/05..........    B3/CCC+         222,250
    90,000    Russian Federation, 9.250% due 11/27/01..........    B3/CCC+          71,662
   320,000    Russian Federation, 10.000% due 06/26/07.........    B3/CCC+         204,800
   400,000    Russian Federation, 11.000% due 07/24/18.........    B3/CCC+         258,000
   230,000    Russian Federation, 11.750% due 06/10/03.........    B3/CCC+         178,250
   350,000    Russian Federation, 12.750% due 06/24/28.........    B3/CCC+         253,313
   830,000    Russian IAN, Vnesheconombank, Series 19 Year,
                6.906% due 12/15/15(v).........................     Ca/NR          151,994
                                                                               -----------
                                                                                 2,261,352
                                                                               -----------

TURKEY (0.8%)
   100,000    Republic of Turkey Global Bonds, 11.875% due
                01/15/30.......................................      B1/B          102,250
    50,000    Republic of Turkey Global Bonds, 12.375% due
                06/15/09.......................................      B1/B           53,000
                                                                               -----------
                                                                                   155,250
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-----------   -------------------------------------------------  ------------  ------------
VENEZUELA (4.3%)
$  190,475    Republic of Venezuela DCB, Series DL, 7.000% due
                12/18/07(s)....................................      B2/B      $   149,166
   178,570    Republic of Venezuela FLIRB, Series B, 6.875% due
                03/31/07(v)....................................      B2/B          140,624
   540,000    Republic of Venezuela Global Bonds, 9.250% due
                09/15/27(s)....................................      B2/B          340,200
   250,000    Republic of Venezuela Par, Series W-A, 6.750% due
                03/31/20(s)....................................      B2/B          166,250
                                                                               -----------
                                                                                   796,240
                                                                               -----------
                  TOTAL SOVEREIGN BONDS (COST $11,135,516).....                 12,443,522
                                                                               -----------

U.S. TREASURY OBLIGATIONS (1.0%)
U.S. TREASURY BONDS (1.0%)
   200,000    United States Treasury Bonds, 6.125% due 08/15/29
                (cost $200,063)................................                    190,374
                                                                               -----------

RIGHTS (0.0%)
MEXICO (0.0%)
 3,643,000    United Mexican States Value Recovery, Series Par,
                Expiring 06/30/03+.............................     NR/NR                0
                                                                               -----------

WARRANTS (0.0%)
ARGENTINA (0.0%)
       310    Republic of Argentina, Expiring 02/25/00+........     NR/NR              465
                                                                               -----------

NIGERIA (0.0%)
     1,500    Central Bank of Nigeria, Expiring 11/15/20+......     NR/NR                0
                                                                               -----------

VENEZUELA (0.0%)
     2,500    Republic of Venezuela, Expiring 04/15/20+........     NR/B+                0
                                                                               -----------
                  TOTAL WARRANTS (COST $8,552).................                        465
                                                                               -----------
SHORT-TERM INVESTMENTS (1.4%)
EURO DOLLAR TIME DEPOSITS (1.4%)
   258,000    State Street Bank Euro Dollar (cost $258,000)....                    258,000
                                                                               -----------
              TOTAL INVESTMENTS (COST $17,071,270) (98.0%)...................   18,305,411
              OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)...................      381,326
                                                                               -----------
              NET ASSETS (100.0%)............................................  $18,686,737
                                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

------------------------------
Note: Based on the cost of investments of $17,729,689 for Federal Income Tax Purposes at January 31, 2000, the aggregate gross unrealized appreciation and depreciation was $806,259 and $230,537, respectively, resulting in net unrealized depreciation of $575,722.

+ Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers at initial margin for futures contracts. $2,483,381 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

TRIANGLE Defaulted security.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

DCB - Debt Conversion Bonds.

FLIRB - Front Loaded Interest Reduction Bonds.

IAB - Interest in Arrears Bonds.

IAN - Interest in Arrears Notes.

IRB - Interest Reduction Bonds.

NMB - New Money Bonds.

PDI - Past Due Interest.

FRB - Floating Rate Bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $17,071,270)            $18,305,411
Cash                                                       704
Interest Receivable                                    382,996
Receivable for Investments Sold                        162,442
Deferred Organization Expenses                           6,796
Receivable for Expense Reimbursement                     1,618
Prepaid Trustees' Fees                                     334
Prepaid Expenses and Other Assets                           85
                                                   -----------
    Total Assets                                    18,860,386
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      101,971
Custody Fee Payable                                     15,770
Advisory Fee Payable                                    13,589
Variation Margin Payable                                 5,031
Organization Expenses Payable                            3,491
Administrative Services Fee Payable                        480
Fund Services Fee Payable                                    8
Accrued Expenses                                        33,309
                                                   -----------
    Total Liabilities                                  173,649
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $18,686,737
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $1,752,348
EXPENSES
Advisory Fee                                       $  100,303
Custodian Fees and Expenses                            37,537
Professional Fees and Expenses                         25,159
Administrative Services Fee                             3,601
Printing Expenses                                       3,320
Amortization of Organization Expense                    1,632
Fund Services Fee                                         250
Administration Fee                                        160
Trustees' Fees and Expenses                                82
Insurance Expense                                          29
Miscellaneous                                               7
                                                   ----------
    Total Expenses                                    172,080
Less: Reimbursement of Expenses                        (1,629)
                                                   ----------
NET EXPENSES                                                      170,451
                                                               ----------
NET INVESTMENT INCOME                                           1,581,897
NET REALIZED GAIN ON
Investment Transactions                             1,755,550
Futures Contracts                                     (23,896)
Foreign Currency Contracts and Transactions            15,281
                                                   ----------
    Net Realized Gain                                           1,746,935
NET CHANGE IN UNREALIZED APPRECIATION OF
Investment Transactions                             1,215,203
Futures Contracts                                      15,876
Foreign Currency Contracts and Translations               489
                                                   ----------
    Net Change in Unrealized Appreciation                       1,231,568
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $4,560,400
                                                               ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   JANUARY 31, 2000    PERIOD ENDED
                                                     (UNAUDITED)     JULY 31, 1999(A)
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,581,897   $     1,275,824
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions        1,746,935          (644,480)
Net Change in Unrealized Appreciation of
  Investments, Futures, and Foreign Currency
  Contracts and Translations                             1,231,568            18,215
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         4,560,400           649,559
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           20,730,229        19,855,226
Withdrawals                                            (32,868,266)      (13,588,663)
                                                   ---------------   ---------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (12,138,037)        6,266,563
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             (7,577,637)        6,916,122
NET ASSETS
Beginning of Period                                     26,264,374        19,348,252
                                                   ---------------   ---------------
End of Period                                      $    18,686,737   $    26,264,374
                                                   ===============   ===============

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                             FOR THE PERIOD
                                          FOR THE                                        FOR THE              MARCH 7, 1997
                                     SIX MONTHS ENDED            FOR THE               FISCAL YEAR          (COMMENCEMENT OF
                                     JANUARY 31, 2000          PERIOD ENDED               ENDED            OPERATIONS) THROUGH
                                        (UNAUDITED)          JULY 31, 1999(A)       DECEMBER 31, 1998       DECEMBER 31, 1997
                                     -----------------      ------------------      -----------------      -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                              1.19%(b)               1.25%(b)                1.07%                  0.91%(b)
  Net Investment Income                    11.04%(b)              12.19%(b)               10.16%                  9.57%(b)
  Expenses without Reimbursement            1.20%(b)               1.70%(b)                1.25%                  0.91%(b)
Portfolio Turnover                           210%(c)                555%(c)                 791%                   182%(c)

------------------------
(a) Fiscal year changed July 31. Prior to this, the fiscal year end was December 31. The numbers reflected are for the period January 1, 1999 through July 31, 1999.

(b) Annualized.

(c) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from December 31 to July 31, 1999.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market

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THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payable s against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the

26
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THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and wholly-owned subsidiary of J.P. Morgan. Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.70 % of the portfolio's average daily net assets. For the six months ended December 31, 2000, such fees amounted to $100,303.

   b) The portfolio, on behalf of the fund, has retained Funds
      Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the fund. Under a Co-Administration Agreement between FDI and the portfolio on behalf of the fund, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of th e portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $160.

   c) The portfolio, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the portfolio and the J.P. Morgan/Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess

                                                                              27
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THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended
      January 31, 2000, the fee for these services amounted to $3,601.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund from the portfolio, at no more than 1.25% of the average daily net assets of the portfolio until further notification. For the six months ended
      January 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $1,629 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $250 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $17.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended January 31, 2000 were as follows:

                                                     COST OF     PROCEEDS
                                                    PURCHASES   FROM SALES
                                                   -----------  -----------
                                                   $53,569,796  $63,244,805

Open futures contracts at January 31, 2000 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT JANUARY 31, 2000

                                                                   NET UNREALIZED    CURRENT
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
U.S. Long Bond, expiring March 2000..............              7   $      16,364   $   645,531
                                                   -------------   -------------   -----------
Totals...........................................              7   $      16,364   $   645,531
                                                   =============   =============   ===========

At January 31, 2000, the portfolio had no open forward currency contracts.

28
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THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:  SELECT SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     NEW YORK TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND


FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.

IMSAR203



J.P. MORGAN
EMERGING MARKETS
DEBT FUND




SEMIANNUAL REPORT
JANUARY 31, 2000